Restricted Deposit	12 Months Ended
Dec. 31, 2020
Disclosure Of Restricted Deposit [Abstract]
RESTRICTED DEPOSIT
5.	RESTRICTED DEPOSIT
As of December 31, 2020, restricted deposits consisted of $11,497 (2019 - $11,500) held in a guaranteed investment certificate as collateral for a corporate credit card.